Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

NOTE 4 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial asset:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

Loans Held for Sale and Loan Commitment Derivatives: The fair value of loans held for sale and residential mortgage loan commitments are determined by obtaining quoted prices for similar loans and commitments with similar interest rates and maturities from major secondary markets (Level 2).

Derivatives-Interest Rate Swaps: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: The fair value of other real estate owned (OREO) is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Mortgage Servicing Rights: The fair value of mortgage servicing rights is based on a valuation model that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income (Level 2).

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

		Fair Value Measurements at December 31, 2011 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Investment securities available-for-sale
U.S. federal agency	$12,601	$—	$12,601	$—
State and municipal	43,106	—	43,106	—
Mortgage-backed securities – residential	31,789	—	31,789	—
Government agency sponsored collateralized mortgage obligations	44,478	—	44,478	—

Total investment securities available-for-sale	$131,974	$—	$131,974	$—

Loans held for sale	$3,049	$—	$3,049	$—

Derivatives – residential mortgage loan commitments	$57	$—	$57	$—

Financial Liabilities
Derivatives – interest rate swaps	$(2,283)	$—	$(2,283)	$—

		Fair Value Measurements at December 31, 2010 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Investment securities available-for-sale
U.S. treasury and federal agency	$21,080	$—	$21,080	$—
State and municipal	39,828	—	39,828	—
Mortgage-backed securities – residential	25,430	—	25,430	—
Government agency sponsored collateralized mortgage obligations	26,113	—	26,113	—
Privately held collateralized mortgage obligations	6,926	—	6,926	—

Total investment securities available-for-sale	$119,377	$—	$119,377	$—

Loans held for sale	$4,156	$—	$4,156	$—

Derivatives – residential mortgage loan commitments	$53	$—	$53	$—

Financial Liabilities
Derivatives – interest rate swaps	$(1,828)	$—	$(1,828)	$—

There were no transfers between Level 1 and Level 2 during 2011 or 2010.

Loans held for sale were carried at the fair value of $3,049 which is made up of the outstanding balance of $3,006, net of a valuation of $43 at December 31, 2011, resulting in income of $(3) for the year ending December 31, 2011. At December 31, 2010, loans held for sale were carried at the fair value of $4,156, which is made up of the outstanding balance of $4,110, net of a valuation of $46 at December 31, 2010, resulting in income of $32 for the year ending December 31, 2010.

Assets measured at fair value on a non-recurring basis are summarized below:

		Fair Value Measurements at December 31, 2011 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial:
Commercial	$22	$—	$—	$22
Real estate	473	—	—	473
Land	475	—	—	475
Mortgage	557	—	—	557
Home equity	3	—	—	3
Other real estate owned, net:
Commercial:
Real estate	365	—	—	365
Mortgage	93	—	—	93
Mortgage servicing rights	271	—	271	—

		Fair Value Measurements at December 31, 2010 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial:
Real estate	$1,031	$—	$—	$1,031
Land	56	—	—	56
Mortgage	432	—	—	432
Home equity	362	—	—	362
Other real estate owned, net:
Commercial:
Real estate	148	—	—	148
Land	390	—	—	390
Mortgage	13	—	—	13
Mortgage servicing rights	277	—	277	—

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $1,781, with a valuation allowance of $251 at December 31, 2011, resulting in an additional provision for loan losses of $604 for the year ending December 31, 2011. At December 31, 2010, impaired loans had a carrying amount of $2,769, with a valuation allowance of $888, resulting in an additional provision for loan losses of $2,515 for the year ending December 31, 2010.

Other real estate owned, which is measured at the lower of carrying or fair value less costs to sell, had a net carrying amount of $458, which is made up of the outstanding balance of $531, net of a valuation allowance of $73 at December 31, 2011, resulting in a write-down of $185 for the year ending December 31, 2011. At December 31, 2010, other real estate owned had a net carrying amount of $551, which is made up of the outstanding balance of $682, net of a valuation allowance of $131 at December 31, 2010, resulting in a write-down of $131 for the year ending December 31, 2010.

Mortgage servicing rights, which are carried at lower of cost or fair value, were carried at their fair value of $271, which is made up of the outstanding balance of $390, net of a valuation allowance of $119 at December 31, 2011, resulting in a charge of $27 for the year ending December 31, 2011. At December 31, 2010, mortgage servicing rights were carried at their fair value of $277, which is made up of the outstanding balance of $369, net of a valuation allowance of $92, resulting in a charge of $42 for the year ended December 31, 2010.

The Company has elected the fair value option for loans held for sale. These loans are intended for sale and the Company believes that the fair value is the best indicator of the resolution of these loans. Interest income is recorded based on the contractual terms of the loan and in accordance with the Company's policy on loans held for investment. None of these loans are 90 days or more past due nor on nonaccrual as of December 31, 2011 and 2010.

The aggregate fair value, contractual principal and gain or loss for loans held for sale was as follows:

	December 31, 2011
	Aggregate Fair Value	Gain (Loss)	Contractual Principal
Loans held for sale	$3,049	$43	$3,006

	December 31, 2010
	Aggregate Fair Value	Gain (Loss)	Contractual Principal
Loans held for sale	$4,156	$46	$4,110

The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets carried at fair value for the years ended December 31, 2011 and 2010:

	Changes in Fair Values for the years ended December 31, 2011 and 2010, for the Items Measured at Fair Value Pursuant to Election of the Fair Value Option
	Other Gains and Losses	Interest Income	Interest Expense	Total Changes in Fair Values Included in Current Period Earnings
Year Ended December 31, 2011
Assets:
Loans held for sale	$(3)	$29	$—	$26

Year Ended December 31, 2010
Assets:
Loans held for sale	$32	$31	$—	$63

The carrying amounts and estimated fair values of financial instruments, at December 31, 2011 are as follows:

December 31, 2011	Carrying Amount	Fair Value
Financial assets
Cash and due from financial institutions	$8,146	$8,146
Securities available-for-sale	131,974	131,974
Federal Home Loan Bank stock	3,817	N/A
Loans held for sale	3,049	3,049
Loans, net	295,359	301,293
Accrued interest receivable	1,518	1,518

Financial liabilities
Deposits	$(333,560)	$(331,486)
Federal Home Loan Bank advances	(72,021)	(74,307)
Subordinated debentures	(5,155)	(4,582)
FDIC guaranteed unsecured borrowings	(4,981)	(4,989)
Accrued interest payable	(396)	(396)
Derivatives – interest rate swaps	(2,283)	(2,283)

The carrying amounts and estimated fair values of financial instruments, at December 31, 2010 are as follows:

December 31, 2010	Carrying Amount	Fair Value
Financial assets
Cash and due from financial institutions	$5,868	$5,868
Securities available-for-sale	119,377	119,377
Federal Home Loan Bank stock	4,038	N/A
Loans held for sale	4,156	4,156
Loans, net	273,103	277,030
Accrued interest receivable	1,451	1,451

Financial liabilities
Deposits	$(317,338)	$(310,419)
Federal Home Loan Bank advances	(61,675)	(64,100)
Subordinated debentures	(5,155)	(4,933)
FDIC guaranteed unsecured borrowings	(4,916)	(5,162)
Accrued interest payable	(407)	(407)
Derivatives – interest rate swaps	(1,828)	(1,828)

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and due from financial institutions, accrued interest receivable and payable, demand deposits, other secured borrowings, and variable rate loans or deposits that reprice frequently and fully. The methods for determining the fair values for securities, loans held for sale, and interest rate swap derivatives were described previously. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair value of debt is based on current rates for similar financing. It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability. The fair value of off-balance sheet items is not considered material.